Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Earnings per share
(Loss) profit attributable to ordinary shareholders	£ (234)	£ 517	£ 1,942
Weighted average number of ordinary shares in issue - basic	70,434	70,160	71,053
Adjustment for share options and awards		701	663
Weighted average number of ordinary shares in issue - diluted	70,434	70,861	71,716
Basic (loss) earnings per share	£ (0.003)	£ 0.008	£ 0.027
Diluted (loss) earnings per share	£ (0.003)	£ 0.007	£ 0.027